32. Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments Tables Abstract
Commitments
	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,521,921	801,136	282,192	1,107,121	3,712,370
Contractual obligations – Investments	2,675,326	2,213,620	1,009,148	5,737,495	11,635,589
Total	4,197,247	3,014,756	1,291,340	6,844,616	15,347,959